PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Sep. 30, 2024
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of Prepaid Expenses and Other Current Assets
	As of September 30,	As of March 31,
	2024	2024
Prepayments to technical provider	$1,500,000	$1,500,000
Others	1,651	1,651
Total	$1,501,651	$1,501,651